THE PHOENIX EDGE(R)-SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY
          (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)

PROSPECTUS                                                           MAY 1, 2005
The Phoenix Edge(R)-SVUL is a survivorship variable universal life insurance policy that can provide lifetime insurance protection on the lives of two people. We will pay the death benefit upon the death of the second person. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account. The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
          (fka, Phoenix-MFS Investors Growth Stock Series)
[diamond] Phoenix-Alger Small-Cap Growth Series
          (fka, Phoenix-State Street Research Small-Cap Growth Series) [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Growth and Income Series
          (fka, Phoenix-Oakhurst Growth and Income Series)
[diamond] Phoenix-Engemann Small-Cap Growth Series
          (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
[diamond] Phoenix-Engemann Strategic Allocation Series
          (fka, Phoenix-Oakhurst Strategic Allocation Series)
[diamond] Phoenix-Engemann Value Equity Series
          (fka, Phoenix-Oakhurst Value Equity Series)
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Mid Cap Core Equity Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund
[diamond] Rydex Variable Trust Nova Fund
[diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies


It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:            [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                        PO Box 8027
                                                                        Boston, MA 02266-8027
                                                            [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                        (800) 541-0171

                                TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS.............................     3
RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4
FEE TABLES
   Policy Option A - Transaction Fees.................     5
   Policy Option B - Transaction Fees.................     6
   Policy Option C - Transaction Fees.................     6
   Policy Option A - Periodic Charges.................     7
   Policy Option B - Periodic Charges.................     9
   Policy Option C - Periodic Charges.................    11
   Minimum and Maximum Fund Operating Expenses........    13
   Annual Fund Expenses...............................    14
PHL VARIABLE INSURANCE COMPANY .......................    16
THE PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "SEPARATE ACCOUNT") ..........................    16
   Valuation Date.....................................    16
   Performance History ...............................    16
VOTING RIGHTS ........................................    16
THE GUARANTEED INTEREST ACCOUNT ......................    17
CHARGES AND DEDUCTIONS................................    17
   General ...........................................    17
   Charges Deducted from Premium Payments ............    17
   Periodic Charges ..................................    17
   Loan Interest Charged..............................    19
   Conditional Charges ...............................    19
   Other Tax Charges .................................    19
   Fund Charges ......................................    20

THE POLICY ...........................................    20
   Contract Rights: Owner, Insured, Beneficiary ......    20
   Contract Limitations...............................    20
   Purchasing a Policy................................    20
GENERAL ..............................................    21
   Postponement of Payments ..........................    21
   Optional Insurance Benefits .......................    21
   Death Benefit .....................................    23
PAYMENT OF PROCEEDS ..................................    23
   Surrender and Death Benefit Proceeds ..............    23
   Payment Amount.....................................    23
   Payment Options ...................................    24
   Surrenders.........................................    24
   Transfer of Policy Value...........................    25
   Disruptive Trading and Market Timing...............    25
   Loans..............................................    27
   Lapse..............................................    28
FEDERAL INCOME TAX CONSIDERATIONS ....................    28
   Introduction.......................................    28
   Income Tax Status..................................    28
   Policy Benefits....................................    28
   Business-Owned Policies............................    29
   Modified Endowment Contracts ......................    29
   Limitations on Unreasonable Mortality and Expense
     Charges..........................................    30
   Qualified Plans....................................    30
   Diversification Standards..........................    30
   Change of Ownership or Insured or Assignment.......    31
   Other Taxes........................................    30
   Withholding........................................    31
FINANCIAL STATEMENTS..................................    31
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
   Investment Types...................................   A-1
   Investment Advisors................................   A-2
   Investment Subadvisors.............................   A-3

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

DEBT: Unpaid policy loans with accrued interest.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

SEPARATE ACCOUNT: PHLVIC Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R)-SVUL is a flexible premium variable universal life insurance policy issued on two lives. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the second person insured under the policy dies.

 You will choose a death benefit when you apply for a policy:

     o Death Benefit Option 1 will equal the greater of the policy's face amount, or the minimum death benefit

     o Death Benefit Option 2 will equal the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the ages of insured people.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit a complete signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:
[diamond]   Estate Term Rider
[diamond]   Guaranteed Death Benefit
[diamond]   LifePlan Option
[diamond]   Universal Life Conversion Option
[diamond]   Conditional Exchange Option
[diamond]   Policy Split Option
[diamond]   Four-Year Survivorship Term
[diamond]   Credit of Monthly Specified Amount upon Death of
            Covered Insured
[diamond]   Disability Benefit
[diamond]   Age 100+ Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond]   POLICY OPTION A
            has the highest initial surrender and premium expense charges, but lower account value requirements for a reduced mortality and expense risk charge.

[diamond]   POLICY OPTION B
            reduces initial surrender charges and premium expense charges, but increases the account value requirements for reduced mortality and expense risk charges.

[diamond]   POLICY OPTION C
            further reduces initial surrender charges and premium expense charges over Option B, but also further increases the account value requirements for reduced mortality and expense risk charges.

You can use the following charts to compare the effect your choice has on fees and charges.

For policies issued on and after September 3, 2003, only Policy Option A is available to policies issued as part of a qualified plan.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first 10 years under Policy Option B, and during the first five years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each investment portfolio is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any investment portfolio will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO SETS OF TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST SET OF TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                       POLICY OPTION A - TRANSACTION FEES

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            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
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PREMIUM EXPENSE CHARGE(1)       Upon premium payment.       We charge up to 50% of the premium payment.
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SURRENDER CHARGE(2, 3)          Upon Full Surrender
MINIMUM AND MAXIMUM CHARGE:     Charge does not apply to
                                a policy lapse.             $3.76-90 per thousand of total face amount

Example for a male age 45 and
female 42 both in the
nonsmoker premium class:
                                                            $14.42 per thousand of total face amount
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PARTIAL SURRENDER CHARGE        Upon Partial Surrender or   A pro rata portion of the applicable surrender charge that would
                                a reduction In the policy   apply to a full surrender
                                face amount.
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PARTIAL SURRENDER FEE           Upon Partial Surrender.                                      $25
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TRANSFER CHARGE                 Upon Transfer.              At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
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(1) The maximum premium expense charge applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We charge a premium expense charge of 6% of premiums in excess of TAP during the first policy year, and on all other premiums. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, the policy option you select, and the ages of the people insured by the policy. We provide a table of the premium expense charges for each policy option in the "Charges and Deductions" section.
(2) The maximum surrender charge applies during the seven years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 16th policy year. We provide a year-by-year table of maximum surrender charges in the "Charges and Deductions" section.
(3) We charge up to two times the Target Annual Premium, or "TAP." The TAP is established at issue by an arithmetic formula based on personal information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges is provided in the contract.

                       POLICY OPTION B - TRANSACTION FEES

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            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
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PREMIUM EXPENSE CHARGE(1)       Upon premium payment.       We charge up to 25% of the premium payment.
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SURRENDER CHARGE(2, 3)          Upon Full Surrender.

MINIMUM AND MAXIMUM CHARGE:     Charge does not apply to a
                                policy lapse.               $1.88-45 per thousand of total face amount
Example for a male age 45 and
female 42 both in the
nonsmoker premium class:                                    $7.21 per thousand of total face amount
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PARTIAL SURRENDER CHARGE        Upon Partial Surrender or   A pro rata portion of the applicable surrender charge that would
                                a reduction In the policy   apply to a full surrender.
                                face amount.
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PARTIAL SURRENDER FEE           Upon Partial Surrender.                                      $25
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TRANSFER CHARGE                 Upon Transfer.              At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
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(1) The maximum premium expense charge applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We charge a premium expense charge of 6% of premiums in excess of TAP during the first policy year. During the second through the seventh policy years we deduct a reduced premium expense charge of 11% of all premiums up to the TAP, and 6% on all premiums in excess of TAP. Beginning in the eighth policy year we charge 6% of all premiums. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, the policy option you select, and the ages of the people insured by the policy. We provide a table of the premium expense charges for each policy option in the "Charges and Deductions" section.

(2) The maximum surrender charge applies during the five years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 11th policy year. We provide a year-by-year table of maximum surrender charges in the "Charges and Deductions" section.

(3) We charge up to the Target Annual Premium, or "TAP." The TAP is established at issue by an arithmetic formula based on personal information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges is provided in the contract.

                       POLICY OPTION C - TRANSACTION FEES

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            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
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PREMIUM EXPENSE CHARGE(1)       Upon premium payment.       We charge up to 20% of the premium payment.
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SURRENDER CHARGE(2, 3)          Upon Full Surrender

MINIMUM AND MAXIMUM CHARGE      Charge does not apply to a
                                policy lapse.               $.66-15.75 per thousand of total face amount
Example for a male age 45
and female 42 both in the
nonsmoker premium class:                                    $2.53 per thousand of total face amount
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PARTIAL SURRENDER CHARGE        Upon Partial Surrender or   A pro rata portion of the applicable surrender charge that would
                                a reduction In the policy   apply to a full surrender.
                                face amount.
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PARTIAL SURRENDER FEE           Upon Partial Surrender.                                      $25
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TRANSFER CHARGE                 Upon Transfer.              At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
----------------------------------------------------------------------------------------------------------------------------------

(1) The maximum premium expense charge applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We charge a premium expense charge of 5% of premiums in excess of TAP during the first policy year, and on all other premiums. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, the policy option you select, and the ages of the people insured by the policy. We provide a table of the premium expense charges for each policy option in the "Charges and Deductions" section.

(2) The maximum surrender charge applies during the three years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 6th policy year. We provide a year-by-year table of maximum surrender charges in the "Charges and Deductions" section.

(3) We charge up to 35% of the Target Annual Premium, or "TAP." The TAP is established at issue by an arithmetic formula based on personal information (age, gender, risk class) and the face amount of insurance coverage. A complete display of the surrender charges is provided in the contract.

    THE SECOND SET OF TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE
                                                 POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                               POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

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            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
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                                 On Policy Date and monthly
COST OF INSURANCE(1)             on each Monthly Calculation
                                 Day.(7)

    Minimum and Maximum
    Charges                                                   $0.0001 - $55.00 per $1,000 of amount at risk.(5) We will increase this charge as the insured people age.

    Example for a male age 45
    and female age 42 both in                                 $0.0006 per $1,000 of amount at risk.(5) We will increase this charge
    the nonsmoker premium class                               as they age.
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ADMINISTRATIVE CHARGE(2)         On each monthly processing   $0.01 per $1,000.00 of face amount for the first 15 policy years.
                                 day.
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MORTALITY AND EXPENSE RISK       On policy date and monthly   We charge a maximum of 0.08% of the average daily balance each month.
CHARGE(3)                        on policy processing day.
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                                 Interest accrues daily is
                                 due on each Policy
LOAN INTEREST RATE CHARGED(4)    Anniversary. If not paid     The maximum net cost to the policy is 2% of the loan balance on an
                                 on that date, the accrued    annual basis.
                                 interest will be treated
                                 as another loan against
                                 the policy.
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                                                              We currently do not charge for taxes, however we reserve the right to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES               When we become liable for     Possible taxes would include state or federal income taxes on
                                taxes.                        investment gains of the Separate Account and would be included in taxes. our calculation of subaccount values.
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                                                 OPTIONAL INSURANCE BENEFITS
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                                On Rider Policy Date and
ESTATE TERM RIDER(1)            monthly on each Monthly
                                Calculation Day.(7)
    Minimum and Maximum Charges                               $0.0001 - $83.33 per $1,000 of term rider benefit.
    Example for a male age 45
    and female age 42 both in                                 $0.0004 per $1,000 of term rider benefit
    the nonsmoker premium class
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                                 On Rider Policy Date, and
GUARANTEED DEATH BENEFIT RIDER   monthly on each Monthly      $0.01 per $1,000 of total face amount.
                                 Calculation Day.(7)
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LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Optional Insurance
                                 rider. It is available on    Benefits."
                                 a state-by-state basis.
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                                 We do not charge for this
UNIVERSAL LIFE CONVERSION        rider. It is available on    No charge. We describe this rider later under "Optional Insurance
OPTION                           a state-by-state basis.      Benefits."
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                                 On Rider Policy Date, and
CONDITIONAL EXCHANGE OPTIONS     monthly on each Monthly      $0.03 per $1,000 of total face amount.
RIDER                            Calculation Day.(7)
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                                 We do not charge for this
POLICY SPLIT OPTION RIDER        rider. It is available on    No charge, but you must provide evidence of insurability.
                                 a state-by-state basis.
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            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
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                                 On Rider Policy Date, and
FOUR-YEAR SURVIVORSHIP           monthly on each Monthly
TERM RIDER(1)                    Calculation Day.(7)

    Minimum and Maximum                                       $0.0004 - $6.15 per $1,000 of total face amount.
    Charges
    Example for a male age
    45 and female age 42 both                                 $0.003 per $1,000 of total face amount.
    in the nonsmoker
    premium class
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CREDIT OF MONTHLY SPECIFIED      On Rider Policy Date, and
AMOUNT UPON DEATH OF COVERED     monthly on each Monthly
INSURED RIDER(1)                 Calculation Day.(7)
    Minimum and Maximum                                       $0.34 - $28.25 per $1,000 of annual benefit for a coverage period of
    Charges                                                   15 years.
    Example for a male age
    45 and female age 42
    both in the nonsmoker                                     $1.50 and $0.92 respectively, per $1,000 of annual benefit for a
    premium class                                             coverage period of 15 years.
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                                 On Rider Policy Date, and
DISABILITY BENEFIT RIDER(6)      monthly on each Monthly
                                 Calculation Day.(7)
    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
    Example for a male age 45
    and female age 42 both in                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    the nonsmoker premium class
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AGE 100+ RIDER(1)                On Policy Date and monthly
                                 on each Monthly
                                 Calculation Day.(7)
    Minimum and Maximum                                       $0.00 - $10.00 per $1,000 of amount at risk.(5) We will increase this
    Charges                                                   charge as the insured people age.
    Example for a male age 45
    and female age 42 both in                                 $0.00 per $1,000 of amount at risk.(5) We will increase this charge as
    the nonsmoker premium                                     the insured people age.
    class
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(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class), the policy year and the net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed cost of insurance. We will provide more detailed information concerning your cost of insurance upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) We will never charge more than $75 per month.
(3) Your policy may have lower mortality and expense risk charges depending on the non-loaned policy value. We provide a schedule of mortality and expense risk charges in the "Charges and Deductions" section. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) The net cost to the policy is the difference between the loan rate we charge (from 2% to 5%) and the rate we credit amounts equal to the loan transferred to the loaned portion of the Guaranteed Interest Account (from 2% to 3%) as collateral. We provide more information in the "Loans" section.
(5) "Amount at risk" is the difference between the death benefit that would be payable and the policy value.
(6) This charge depends on age at issue but does not increase.
(7) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of that month.

                               POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day.(7)

    Minimum and Maximum                                       $0.0001 - $55.00 per $1,000 of amount at risk.(5) We will increase
    Charges                                                   this charge as the insured people age.

    Example for a male age 45                                 $0.0006 per $1,000 of amount at risk.(5) We will increase this charge
    and female age 42 both in                                 as they age.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE(2)         On each monthly processing   $0.01 per $1,000.00 of face amount for the first 15 policy years.
                                 day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On policy date and monthly   We charge a maximum of 0.08% of the average daily balance each month.
CHARGE(3)                        on policy processing day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily is
                                 due on each Policy
                                 Anniversary. If not paid on
                                 that date, the accrued
LOAN INTEREST RATE CHARGED(4)    interest will be treated     The maximum net cost to the policy is 2% of the loan balance on an
                                 as another loan against      annual basis.
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however we reserve the right to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES                When we become liable for    Possible taxes would include state or federal income taxes on
                                 taxes.                       investment gains of the Separate Account and would be included in our calculation of subaccount values.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On Rider Policy Date and
ESTATE TERM RIDER(1)             monthly on each Monthly
                                 Calculation Day.(7)

    Minimum and Maximum Charges                               $0.0001 - $83.33 per $1,000 of term rider benefit.

    Example for a male age 45
    and female age 42 both in
    the nonsmoker premium class                               $0.0004 per $1,000 of term rider benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and
                                 monthly on each Monthly      $0.01 per $1,000 of total face amount.
                                 Calculation Day.(7)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 We do not charge for this
LIFEPLAN OPTIONS RIDER           rider. It is available on    No charge. We describe this rider later under "Optional Insurance
                                 a state-by-state basis.      Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 We do not charge for this
UNIVERSAL LIFE CONVERSION        rider. It is available on    No charge. We describe this rider later under "Optional Insurance
OPTION                           a state-by-state basis.      Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On Rider Policy Date, and
CONDITIONAL EXCHANGE OPTIONS     monthly on each Monthly      $0.03 per $1,000 of total face amount.
RIDER                            Calculation Day. (7)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 We do not charge for this
POLICY SPLIT OPTION RIDER        rider. It is available on    No charge, but you must provide evidence of insurability.
                                 a state-by-state basis.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FOUR-YEAR SUVIVORSHIP            On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day.(7)
    Minimum and Maximum                                       $0.0004 - $3.07 per $1,000 of total face amount.
    Charges

    Example for a male age
    45 and female age 42 both
    in the nonsmoker
    premium class                                             $0.003 per $1,000 of total face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CREDIT OF MONTHLY SPECIFIED      On Rider Policy Date, and
AMOUNT UPON DEATH OF COVERED     monthly on each Monthly
INSURED RIDER(1)                 Calculation Day. (7)
    Minimum and Maximum                                       $0.34 - $28.25 per $1,000 of annual benefit for a
    Charges                                                   coverage period of 15 years.

    Example for a male age                                    $1.50 and $0.92 respectively, per $1,000 of annual benefit
    45 and female age 42 both                                 for a coverage period of 15 years.
    in the nonsmoker
    premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)      On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day.(7)

    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges

    Example for a male age 45
    and female age 42 both in                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    the nonsmoker premium class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER(1)                On Policy Date and monthly
                                 on each Monthly
                                 Calculation Day.(7)

    Minimum and Maximum Charges                               $0.00 - $10.00 per $1,000 of amount at risk.(5) We will increase this charge as the insured people age.

    Example for a male age 45                                 $0.00 per $1,000 of amount at risk.(5) We will increase this
    and female age 42 both in the                             charge as the insured people age.
    nonsmoker premium class

------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class), the policy year and the net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed cost of insurance. We will provide more detailed information concerning your cost of insurance upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) We will never charge more than $75 per month.
(3) Your policy may have lower mortality and expense risk charges depending on the non-loaned policy value. We provide a schedule of mortality and expense risk charges in the "Charges and Deductions" section. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) The net cost to the policy is the difference between the loan rate we charge (from 2% to 5%) and the rate we credit amounts equal to the loan transferred to the loaned portion of the Guaranteed Interest Account (from 2% to 3%) as collateral. We provide more information in the "Loans" section.
(5) "Amount at risk" is the difference between the death benefit that would be payable and the policy value.
(6) This charge depends on age at issue but does not increase.
(7) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of that month.

                               POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
--------------------------------- ---------------------------- ---------------------------------------------------------------------
COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day.(7)

    Minimum and Maximum                                       $0.0001 - $55.00 per $1,000 of amount at risk.(5) We will increase
    Charges                                                   this charge as the insured people age.

    Example for a male age 45                                 $0.0006 per $1,000 of amount at risk.(5) We will increase this charge
    and female age 42 both in                                 as they age.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE(2)         On each monthly processing   $0.01 per $1,000.00 of face amount for the first 15 policy years.
                                 day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On policy date and monthly   We charge a maximum of 0.08% of the average daily balance each month.
CHARGE(3)                        on policy processing day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)    Interest accrues daily is    The maximum net cost to the policy is 2% of the loan balance on an
                                 due on each Policy           annual basis.
                                 Anniversary. If not paid
                                 on that date, the accrued
                                 interest will be treated
                                 as another loan against
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we
                                 taxes.                       reserve the right to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day.(7)

   Minimum and Maximum                                        $0.0001 - $83.33 per $1,000 of term rider benefit.
   Charges

   Example for a male age 45                                  $0.0004 per $1,000 of term rider benefit.
   and female age 42 both in
   the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and    $0.01 per $1,000 of total face amount.
                                 monthly on each Monthly
                                 Calculation Day.(7)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Optional Insurance
                                 rider. It is available on    Benefits".
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
UNIVERSAL LIFE CONVERSION        We do not charge for this    No charge. We describe this rider later under "Optional Insurance
OPTION                           rider. It is available on    Benefits".
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONDITIONAL EXCHANGE OPTIONS     On Rider Policy Date, and    $0.03 per $1,000 of total face amount.
RIDER                            monthly on each Monthly
                                 Calculation Day. (7)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this    No charge, but you must provide evidence of insurability.
                                 rider. It is available on
                                 a state-by-state basis.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
--------------------------------- ---------------------------- ---------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day.(7)

    Minimum and Maximum                                       $0.0004 - $3.07 per $1,000 of total face amount.
    Charges

    Example for a male age                                    $0.003 per $1,000 of total face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CREDIT OF MONTHLY SPECIFIED      On Rider Policy Date, and
AMOUNT UPON DEATH OF COVERED     monthly on each Monthly
INSURED RIDER(1)                 Calculation Day.(7)

    Minimum and Maximum                                       $0.34 - $28.25 per $1,000 of annual benefit for a
    Charges                                                   coverage period of 15 years.

    Example for a male age                                    $1.50 and $0.92 respectively, per $1,000 of annual benefit
    45 and female age 42 both                                 for a coverage period of 15 years.
    in the nonsmoker
    premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)      On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day.(7)

    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges

    Example for a male age 45
    and female age 42 both in                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    the nonsmoker premium class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER(1)                On Policy Date and monthly
                                 on each Monthly
                                 Calculation Day.(7)

    Minimum and Maximum                                       $0.00 - $10.00 per $1,000 of amount at risk.(5) We will increase
    Charges                                                   this charge as the insured people age.

    Example for a male age 45                                 $0.00 per $1,000 of amount at risk.(5) We will increase this charge
    and female age 42 both in                                 as the insured people age.
    the nonsmoker premium class
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class), the policy year and the net amount at risk, and the policy face amount. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed cost of insurance. We will provide more detailed information concerning your cost of insurance is upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) We will never charge more than $200 per month.
(3) Your policy may have lower mortality and expense risk charges depending on the non-loaned policy value. We provide a schedule of mortality and expense risk charges in the "Charges and Deductions" section. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) The net cost to the policy is the difference between the loan rate we charge (from 2% to 5%) and the rate we credit amounts equal to the loan transferred to the loaned portion of the Guaranteed Interest Account (from 2% to 3%) as collateral. We provide more information in the "Loans" section.
(5) "Amount at risk" is the difference between the death benefit that would be payable and the policy value.
(6) This charge depends on age at issue but does not increase.
(7) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of that month.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                          MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                            Maximum

Total Annual Fund Operating Expenses(1)                                        0.29%              -               2.68%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Investment         Rule
                  Series                      Management Fee    12b-1 Fees   Other Operating Expenses   Total Annual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                    0.75%             N/A                  0.30%                    1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                0.75%             N/A                  0.47%(3)                 1.22%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                    0.85%             N/A                  0.89%(1)                 1.74%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index         0.45%             N/A                  0.27%(2)                 0.72%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities      0.75%             N/A                  0.29%                    1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                   0.66%             N/A                  0.21%                    0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                 0.90%             N/A                  0.67%(4)                 1.57%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation             0.58%             N/A                  0.20%                    0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                     0.70%             N/A                  0.28%(3)                 0.98%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                      0.40%             N/A                  0.24%                    0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income         0.50%             N/A                  0.23%                    0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      0.50%(5)          N/A                  0.58%(2)                 1.08%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                    0.70%             N/A                  0.75%(1)                 1.45%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value             0.90%             N/A                  1.78%(1)                 2.68%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select        0.90%             N/A                  0.40%(1)                 1.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                           0.35%             N/A                  0.56%(3)                 0.91%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)              0.35%             N/A                  0.74%(3)                 1.09%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value           1.05%             N/A                  0.29%(3)                 1.34%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value         1.05%             N/A                  0.38%(3)                 1.43%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                     0.80%             N/A                  0.38%(4)                 1.18%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                    0.75%             N/A                  0.33%                    1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                     Net Annual Fund                                                 Net Annual Fund
                                                     ---------------                                                 ---------------
               Series                 Reimbursements     Expenses                 Series               Reimbursements    Expenses
               ------                 --------------     --------                 ------               --------------    --------
Phoenix-AIM Growth                        (0.22%)          1.00%    Phoenix-Kayne Small-Cap Quality Value  (1.63%)         1.05%
Phoenix-Alger Small-Cap Growth            (0.74%)          1.00%    Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                                  Select                                (0.25%)         1.05%
 Index                                    (0.07%)          0.65%    Phoenix-Northern Dow 30                (0.31%)         0.60%
Phoenix-Engemann Growth and Income        (0.03%)          0.95%    Phoenix-Northern Nasdaq-100 Index(R)   (0.49%)         0.60%
Phoenix-Engemann Small-Cap Growth         (0.32%)          1.25%    Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity             (0.03%)          0.95%     Value                                 (0.04%)         1.30%
Phoenix-Goodwin Multi-Sector Short        (0.38%)          0.70%    Phoenix-Sanford Bernstein
 Term Bond                                                           Small-Cap Value                       (0.13%)         1.30%
Phoenix-Kayne Rising Dividends            (0.60%)          0.85%    Phoenix-Seneca Mid-Cap Growth          (0.03%)         1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%       N/A       0.31%         1.04%         (0.00%)           1.04%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%       N/A       0.30%         0.91%         (0.00%)           0.91%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.12%         0.97%         (0.00%)           0.97%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Net Annual
                                                               Rule                                               Fund Expenses
                                                 Investment  12b-1 or    Other                     Contractual        After
                                                 Management   Service  Operating   Total Annual   Reimbursements  Reimbursements
                     Series                         Fee        Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       0.25%(1)  0.13%         0.98%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%       0.25%(1)  0.14%         0.99%           ---             ---(11)
Shares
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%       0.10%     0.11%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%       0.10%     0.14%(2)      0.82%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%       0.10%     0.10%(2)      0.78%           ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%       0.25%(4)  0.15%         1.00%         (0.00%)           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%       0.25%     0.19%         1.12%         (0.05%)(5)        1.07%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79%(3)    0.25%(4)  0.07%         1.11%         (0.00%)           1.11%
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%       0.25%     0.37%         1.37%         (0.12%)(6)        1.25%
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%       N/A       0.48%         0.98%         (0.08%)(7)        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%       N/A       0.39%         0.89%         (0.00%)           0.89%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%       N/A       0.42%         1.17%         (0.00%)           1.17%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%       N/A       0.71%         1.46%         (0.00%)           1.46%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%       N/A       0.73%         1.63%         (0.00%)           1.63%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%       N/A       0.37%         0.82%         (0.17%)(8)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%       N/A       0.09%         0.29%         (0.00%)           0.29%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%       N/A       0.49%         1.29%(9)        ---             ---(11)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%       N/A       0.43%         1.43%         (0.01%)(10)       1.42%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%       N/A       0.19%         1.36%         (0.16%)(10)       1.20%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%       N/A       0.15%         1.10%         (0.10%)(10)       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%       N/A       0.08%         1.00%         (0.01%)(10)       0.99%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3) The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees is 0.63% for the Templeton Foreign Securities Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10)Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11)The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                      Reimbursements  Net Annual Fund                                Reimbursements  Net Annual Fund
                                      --------------  ---------------                                --------------  ---------------
               Series                   & Waivers         Expenses                 Series               & Waivers       Expenses
               ------                   ---------         --------                 ------               ---------       --------
Federated Fund for U.S. Government                                  VIP Growth Opportunities
 Securities II                           (0.26%)           0.72%     Portfolio                            (0.02%)         0.80%
Federated High Income Bond Fund II -                                VIP Growth Portfolio                  (0.03%)         0.75%
 Primary Shares                          (0.25%)           0.74%    Technology Portfolio                  (0.14%)         1.15%
VIP Contrafund(R) Portfolio              (0.02%)           0.76%

  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at anytime without notice.)

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our", "Company").


THE PHLVIC VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "SEPARATE ACCOUNT")
--------------------------------------------------------------------------------
PHL Variable Insurance Company established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment option is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone numbers provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------- ----------------------
New Year's Day                    Independence Day
--------------------------------- ----------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------- ----------------------
Presidents Day                    Thanksgiving Day
--------------------------------- ----------------------
Good Friday                       Christmas Day
--------------------------------- ----------------------
Memorial Day
--------------------------------- ----------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

 1) the election of the fund's Trustees;

 2) the ratification of the independent accountants for the fund;

 3) approval or amendment of investment advisory agreements;

 4) a change in fundamental policies or restrictions of the series; and

 5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VPMO at the address and VULA at the telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]   First Year:     25% of the total value
[diamond]   Second Year:    33% of remaining value
[diamond]   Third Year:     50% of remaining value
[diamond]   Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We impose a charge on premiums paid on the policy to help reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

The premium expense charge is assessed according to the following schedule:

                PREMIUM EXPENSE CHARGES DEDUCTED
                     FROM ALL PREMIUMS PAID

                              Option A    Option B    Option C
                              --------    --------    --------
Policy year 1 payments up
to first TAP*:                  50%         25%          20%

Policy year 1 payments in
excess of TAP:                   6%          6%          5%

Policy years 2 to 7
Payment up to TAP:               6%         11%          5%

Policy years 2 to 7
Payment in excess of TAP:        6%          6%          5%

Policy years 8 on:               6%          6%          5%
* We will establish the Target Annual Premium, or TAP, when we issue the policy. The TAP will be the same for all three Policy Options, and will be based on the insured persons' gender, ages, risk classifications and the face amount of insurance coverage.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond]   COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO")
            Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes.
            Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

[diamond]   ADMINISTRATIVE EXPENSE CHARGE. We deduct a charge to compensate us for the costs incurred administering the policies. It applies during the first 15 years the policy is in force. This charge is made per thousand dollars of face amount and depends on your policy option:

    ------------------- --------------------- -----------------
                         Charge per $1,000      Maximum each
                        of base face amount        month
    ------------------- --------------------- -----------------
    Policy Option A             $.01                $75
    ------------------- --------------------- -----------------
    Policy Option B             $.01                $75
    ------------------- --------------------- -----------------
    Policy Option C             $.08                $200
    ------------------- --------------------- -----------------

[diamond]   MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

            We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

            We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

            If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

            Your policy will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges depend on the policy option you choose as outlined in the following chart.

-----------------------------------------------------------------
 NON-LOANED POLICY VALUE AS A PERCENTAGE OF TOTAL
                POLICY FACE AMOUNT(1)                 MORTALITY
------------------ ---------------- ----------------  & EXPENSE
    Option A          Option B         Option C        CHARGE(2)
------------------ ---------------- ---------------- ------------
less than 20%      less than 30%    less than 50%       .075%
------------------ ---------------- ---------------- ------------
greater than or    greater than     greater than
equal to  20%,     or equal to      or equal to         .050%
but less than 40%  30%, but less    50%, but less
                   than 60%         than 100%
------------------ ---------------- ---------------- ------------
40% or more        60% or more      100% or more        .025%
-----------------------------------------------------------------

(1) Total policy face amount is the sum of the base policy face amount plus the face amount of any Estate Term rider you elect.
(2) These rates are current and are not guaranteed.

[diamond]   COST OF OPTIONAL INSURANCE BENEFITS. Some of the available rider benefits you may choose incur an additional monthly charge. Each rider is available only if it is approved for use in your state.

The Phoenix Edge(R)-SVUL policy has three riders available at no additional charge:

[diamond]   LifePlan Options Rider

[diamond]   Universal Life Conversion Option

[diamond]   Policy Split Option - do not charge for this rider, but you must provide proof of insurability when you exercise the option.

We charge for providing benefits under the following riders:

[diamond]   Estate Term Rider charges vary based on age, gender, risk
            classification and rider face amount. Charges will increase as the insured people age.

[diamond]   Guaranteed Death Benefit Rider charges is $0.01 per $1,000 of total face amount. Total face amount is equal to the base policy face amount plus the face amount of any Estate Term Rider.

[diamond]   Conditional Exchange Option Rider charges is $0.03 per $1,000 of total face amount.

[diamond]   Four Year Survivorship Term Rider charges depend on the age and risk classification(s) of the person or people insured and the face amount of coverage.

[diamond]   Credit of Monthly Specified Amount upon Death of Covered Insured
            Rider charges vary based on the age(s), and risk classification(s) of those insured, and are also dependent on the single-life insurance rates and value of the remaining benefits.

[diamond]   Disability Benefit Rider charges vary based on the age, and risk classification of the person insured and on the amount of the specified monthly benefit.

[diamond]   Age 100+ Rider charges vary based on age, gender, risk
            classification and rider face amount. Charges will increase as the insured people age.

LOAN INTEREST CHARGED
--------------------------------------------------------------------------------
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans. These rates apply until the person insured reaches age 65.

------------- ------------------------ ------------------------
                                        RATE WE CREDIT THE
                                        LOANED PORTION OF THE
               LOAN INTEREST RATE       GUARANTEED INTEREST
               CHARGED                  ACCOUNT
------------- ----------- ------------ ------------ -----------
POLICY           MOST                     MOST
YEARS:          STATES     NJ AND TX     STATES      NJ AND TX
------------- ----------- ------------ ------------ -----------
1-10              4%          5%           2%           3%
------------- ----------- ------------ ------------ -----------
11-16             3%          4%           2%           3%
------------- ----------- ------------ ------------ -----------
16+               2%          3%           2%           3%
------------- ----------- ------------ ------------ -----------
Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond]   SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse.
            Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender
            Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value; therefore, we will never require you to submit an additional payment in order to surrender your policy.
            We will provide a complete month-by-month surrender charge table in your policy's schedule pages. This charge is intended to recoup the costs of issuing the policy.

    --------------------------------------------------------
                    SURRENDER CHARGE TABLE
    --------------------------------------------------------
                   SURRENDER CHARGE AS A PERCENTAGE OF TAP*
       POLICY         POLICY       POLICY         POLICY
        YEARS        OPTION A     OPTION B       OPTION C

          1            200%         100%           35%
          2            200%         100%           35%
          3            200%         100%           35%
          4            200%         100%           24%
          5            200%         100%           12%
          6            200%          98%            0%
          7            200%          74%            0%
          8            196%          50%            0%
          9            166%          26%            0%
          10           142%          11%            0%
          11           118%          0%             0%
          12           94%           0%             0%
          13           70%           0%             0%
          14           46%           0%             0%
          15           22%           0%             0%
          16+           0%           0%             0%

     * Target Annual Premium (TAP) is established at the time of policy issue by an arithmetic formula based on personal information (age, gender, risk class) and the Face amount of insurance coverage.

     Sample Surrender Charges for Policy Option A. We provide the first year surrender charge calculations in order to illustrate how the TAP and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for non-smokers.

     o The sample policy's initial face amount is $1 million.

  ----------------------- ----------------- -----------------
      FIRST INSURED/
      SECOND INSURED       TARGET ANNUAL       FIRST YEAR
  ---------- ------------     PREMIUM          SURRENDER
     AGE       GENDER          (TAP)            CHARGE*
  ---------- ------------ ----------------- -----------------
     45      Male
  ---------- ------------      $8,018           $16,036
     45      Female
  ---------- ------------ ----------------- -----------------
     55      Male
  ---------- ------------      $14,932          $26,030
     55      Female
  ---------- ------------ ----------------- -----------------
     65      Male
  ---------- ------------     $28,964           $36,508
     65      Female
  ---------- ------------ ----------------- -----------------
     * The first year surrender charge is equal to one times TAP, subject to maximums permitted under state insurance law.

     The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond]   PARTIAL SURRENDER CHARGE. A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal. This charge is intended to recoup the costs of issuing the policy.

[diamond]   PARTIAL SURRENDER FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply. This charge is intended to recoup the cost of administering the partial surrender of policy value.

[diamond]   TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. This charge, if we were to impose a transfer charge would be intended to recoup the cost of administering the transfer.

OTHER TAX CHARGES
Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

For more information, see "Annual Fund Expenses" and the fund prospectuses.




THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED The insured are the people on whose lives the policy is issued. You name the insured in the application for the policy. We will not issue a policy if the younger person to be insured is 85 or older, or if the older person to be insured is 90 or older. We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VPMO. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the second person insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES We base our rates on the insured persons' gender(s), attained age(s), and risk class(es). We may require certain medical information in order to determine the risk class(es) of the people to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS Any two people who are at least 18 years old, the younger below the age of 85 and the older below the age of 90 are eligible to be insured under a newly purchased policy after you provide suitable evidence of insurability. You must have an insurable interest in the lives to be insured and the consents of both people.

PREMIUM PAYMENTS The Phoenix Edge(R)-SVUL is a flexible premium survivorship variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

A number of factors concerning the people you insure and the policy features you desire will affect our required issue premium. The age, gender, and risk class of each life can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. Both people must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market Subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received during a grace period, after deduction of any premium expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

(1) the current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond]   We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond]   We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S.
            Government bond market is closed on Columbus Day and Veteran's Day);
            or

[diamond]   When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate
            Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits by selecting available riders under a policy. Generally, riders are elected prior to the policy being issued. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond]   Estate Term. This rider provides annually renewable term insurance coverage to age 100 of the younger of the insured persons. The rider has a target face amount that can be increased under Death Benefit Option 1. Four increase options are available:

            1. Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

            2. Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

            3. Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

            4. Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

            We assess cost of insurance charges for the rider.

[diamond]   Guaranteed Death Benefit. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

            We will set a monthly guaranteed premium based on the age, gender and risk class of the insured people, the policy's face amount and how long it has been in force.

            The rider will remain in effect if the conditions of the Total Cumulative Premiums Test are met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

            o Total Cumulative Premiums Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

[diamond]   LifePlan Options. Subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected on the 5th, 10th and 15th year policy anniversaries:

            1. An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

            2. An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

            3. An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

            4. An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

            We do not charge for this rider.

[diamond]   Universal Life Conversion Option. This rider permits you to convert your variable universal life policy to a fixed benefit universal life policy. We will pay a fixed minimum interest rate on the value transferred to the new universal life policy. You may make this election on or after the 15th policy anniversary. We do not charge for this rider.

[diamond]   Conditional Exchange Option. This rider provides for the exchange of the policy for two new single life policies, without evidence of insurability, for either of the following events:

            1. the insured people divorce each other; or

            2. a major change in federal estate tax law.

            Both of those insured must be living on the date of exchange and there must continue to be an insurable interest. We assess additional cost of insurance charges for this rider.

[diamond]   Policy Split Option. This rider allows you to exchange your policy for two single life policies on the lives of the same people insured under this policy. You may split the policy by any percentage subject to our minimum requirements for single life policies. We do not charge for this rider, but you must provide us with satisfactory evidence of insurability.

[diamond]   Four Year Survivorship Term. This rider provides a level death benefit on the second death if both the insured people die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount. We assess additional cost of insurance charges for this rider.

[diamond]   Credit of Monthly Specified Amount upon Death of Covered Insured.
            You may elect this rider to cover either one or both of the insured lives. Upon a covered person's death, we will credit an amount specified in the rider to the policy each month. We will treat this credit as though you have paid it as a premium (i.e., subject to the premium expense charge and your policy's total premium limit). You will designate a coverage period upon policy issue. This rider terminates upon a covered person's death or at the end of the coverage period, whichever comes first. We assess additional cost of insurance charges for this rider.

[diamond]   Disability Benefit. You may elect this rider to cover one or both of the insured lives. Should a covered person become disabled before age 65, we will credit an amount specified in the rider to your policy each month. After the insured person reaches age 60, payments are limited to one year or until that person reaches age 65, if sooner.

            This rider terminates for each person upon reaching age 65. However, benefits will continue to be paid for the covered person's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65. We assess additional cost of insurance charges for this rider.

[diamond]   Age 100+ Rider. This rider allows the base policy coverage and any coverage previously provided by the Estate Term Rider to extend beyond the younger insured's age of 100 as long as the policy value is greater than zero.

    On and after the policy date nearest the younger insured's age of 100:

    o  the death benefit will be equal to the greater of:

       i) the policy's total face amount (including any Estate Term Rider coverage); and

       ii) the policy value.

    o no further cost of insurance or monthly administrative charges will be assessed against the policy; and

    o  no further premium payments will be accepted.

This rider does not extend the Guaranteed Death Benefit coverage beyond the younger insured's age 100. We assess Cost of Insurance charges for this rider.

Under federal tax law, this policy may not qualify as life insurance after the Younger Insured's attained age 100. It may be subject to adverse tax consequences and a tax advisor should be consulted before the policyholder chooses to continue the policy after the Younger Insured's attained age 100.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the second insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the second insured person's death but not less than the minimum death benefit.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the younger insured person's attained age at the beginning of the policy year in which the second death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Future cost of insurance charges will be applied to the net amount at risk after the face decrease.


PAYMENT OF PROCEEDS
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SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

--------------------------------------------------------------
                           Value we apply to payment option
-------------------------- -----------------------------------
Death Benefit Option 1     Policy face amount
-------------------------- -----------------------------------
Death Benefit Option 2     Policy face amount plus policy
                           value
--------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option.

The cash surrender value is the maximum payable for surrender.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond]   10 years; or

[diamond]   20 years; or

[diamond]   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS

You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

[diamond]   Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus

[diamond]   Partial Surrender Fee of $25; plus

[diamond]   Prorated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

[diamond]   the entire balance in the subaccount or the Guaranteed Interest
            Account is being transferred; or

[diamond]   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond]   dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]   an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]   increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond]   limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]   restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]   require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]   impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]   $25 monthly          [diamond]   $150 semiannually
[diamond]   $75 quarterly        [diamond]   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve-transfer limit.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------- ------------------ ------------------
                                            NEW JERSEY
POLICY YEARS          MOST STATES(1)        & TEXAS(2)
--------------------- ------------------ ------------------
1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
--------------------- ------------------ ------------------

(1) We credit the loaned portion of the Guaranteed Interest Account at 2% for these policies.
(2) We credit the loaned portion of the Guaranteed Interest Account at 3% for those policies.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (3% in New Jersey), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. A policy loan can also have an effect on the policy's death benefit since we subtract any outstanding loans and loan interest from policy value before we determine the payable benefit.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account could be higher or lower than that of the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans affect the policy's death benefit. The death benefit under Death Benefit Option 1 is equal to the greater of the face amount and the policy value multiplied by the applicable percentage as shown by a table in your policy. Under Death Benefit Option 2, the death benefit would be equal to the sum of the face amount and the policy value, or, if greater, the policy value multiplied by the applicable percentage as shown by a table in your policy. Because we deduct the amount of the outstanding loans plus any accrued loan interest, loans also directly reduce the death benefit proceeds.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however; we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
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INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]   made on or after the taxpayer attains age 59 1/2;

[diamond]   attributable to the taxpayer's disability (within the meaning of
            Code Section 72(m)(7)); or

[diamond]   part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond]   First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]   Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

            o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

            o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond]   55% in any one investment

[diamond]   70% in any two investments

[diamond]   80% in any three investments

[diamond]   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R)-SVUL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                ------------------------------------------------------------------------------------
                 Subaccount                      Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                               |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                     |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Duff & Phelps
                                                   Phoenix        Phoenix       Investment      AIM      Engemann    Fred Alger
                                                  Investment      Variable      Management    Advisors,    Asset     Management,
                 Subaccount                      Counsel, Inc.  Advisors, Inc.      Co.         Inc.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity
                                                   Deutsche     Federated     Management   Franklin     Lazard      Lord,
                                                    Asset       Investment      and         Mutual      Asset      Abbett
                                                  Management,   Management    Research     Advisers,  Management    & Co.
                Subaccount                           Inc.        Company       Company       LLC         LLC         LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                    Morgan
                                                   Stanley                   Templeton   Templeton      Wanger
                                                  Investment      Rydex        Global    Investment     Asset
                                                  Management      Global      Advisors    Counsel,    Management,
                Subaccount                           Inc.        Advisors     Limited       LLC          L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Aberdeen       AIM       Alliance                 Fred
                                                                      Asset       Capital     Capital     Engemann     Alger
                                                                    Management   Management, Management,   Asset     Management,
                      Subaccount                                       Inc.         Inc.        L.P.     Management     Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Subadvisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Kayne               Lazard      Northern       Seneca
                                                                Anderson Rudnick         Asset        Trust         Capital
                                                              Investment Management,   Management   Investments,   Management,
                      Subaccount                                      LLC                 LLC          N.A.           LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

PHL VARIABLE INSURANCE COMPANY
PO Box 2201
Albany, NY 12201-2012

Additional information about The Phoenix Edge(R)-SVUL (the "Policy") and the PHLVIC Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V612

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0691PR (C)2005 The Phoenix Companies, Inc.                                5/05